Expense Example - Innovator Equity Dual Directional 10 Buffer ETF - January - Innovator Equity Dual Directional 10 Buffer ETF - january	Dec. 17, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 81
Expense Example, with Redemption, 3 Years	$ 252